AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.9%
	COMMUNICATIONS — 2.4%
528,655	Comcast Corp., Class A	$29,567,674
358,099	Verizon Communications, Inc.	19,340,927
		48,908,601
	CONSUMER DISCRETIONARY — 9.3%
279,972	Best Buy Co., Inc.	29,595,840
195,206	Home Depot, Inc.	64,078,321
189,463	McDonald's Corp.	45,681,424
448,589	Starbucks Corp.	49,483,853
		188,839,438
	CONSUMER STAPLES — 8.4%
951,410	Mondelez International, Inc., Class A	55,353,034
419,245	PepsiCo, Inc.	63,058,640
373,101	Procter & Gamble Co.	52,159,520
		170,571,194
	ENERGY — 2.5%
367,660	Chevron Corp.	37,299,107
183,172	Phillips 66	12,827,535
		50,126,642
	FINANCIALS — 16.6%
71,456	BlackRock, Inc.	59,927,289
545,442	JPMorgan Chase & Co.	89,283,401
323,699	Marsh & McLennan Cos., Inc.	49,017,740
239,024	PNC Financial Services Group, Inc.	46,762,655
1,050,615	Truist Financial Corp.	61,618,570
543,312	U.S. Bancorp	32,294,465
		338,904,120
	HEALTH CARE — 13.0%
346,339	Abbott Laboratories	40,913,026
460,589	AbbVie, Inc.	49,683,735
82,421	Amgen, Inc.	17,526,826
204,273	Eli Lilly & Co.	47,197,277
378,269	Medtronic PLC[1]	47,416,019
815,707	Merck & Co., Inc.	61,267,753
		264,004,636
	INDUSTRIALS — 7.3%
208,212	Eaton Corp. PLC[1]	31,088,134
102,833	Honeywell International, Inc.	21,829,389
139,566	Illinois Tool Works, Inc.	28,838,522
114,357	Lockheed Martin Corp.	39,464,601

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
153,526	United Parcel Service, Inc., Class B	$27,957,085
		149,177,731
	MATERIALS — 2.8%
220,170	Air Products & Chemicals, Inc.	56,387,739
	REAL ESTATE — 7.5%
134,212	American Tower Corp. - REIT	35,621,207
289,695	Crown Castle International Corp. - REIT	50,209,937
302,095	Prologis, Inc. - REIT	37,891,776
439,750	Realty Income Corp. - REIT	28,522,185
		152,245,105
	TECHNOLOGY — 21.9%
244,605	Automatic Data Processing, Inc.	48,901,432
138,933	Broadcom, Inc.	67,372,780
1,026,949	Cisco Systems, Inc.	55,896,834
518,439	Corning, Inc.	18,917,839
294,208	Microsoft Corp.	82,943,119
367,416	Paychex, Inc.	41,315,929
320,473	QUALCOMM, Inc.	41,334,608
469,034	Texas Instruments, Inc.	90,153,025
		446,835,566
	UTILITIES — 7.2%
187,721	Eversource Energy	15,348,069
879,891	NextEra Energy, Inc.	69,089,041
297,299	Sempra Energy	37,608,323
288,649	WEC Energy Group, Inc.	25,458,842
		147,504,275
	TOTAL COMMON STOCKS
	(Cost $1,427,363,073)	2,013,505,047
	SHORT-TERM INVESTMENTS — 1.0%
20,703,993	Federated Treasury Obligations Fund - Institutional Class 0.01%[2]	20,703,993
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,703,993)	20,703,993
	TOTAL INVESTMENTS — 99.9%
	(Cost $1,448,067,066)	2,034,209,040
	Other Assets in Excess of Liabilities — 0.1%	2,210,186
	TOTAL NET ASSETS — 100.0%	$2,036,419,226

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.